SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Percentage of Completion Account Balances (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 26, 2015
Accounting Policies [Abstract]
Cost and Earnings in Excess of Billings	$ 2,573	$ 3,624
Billings in Excess of Cost and Earnings	$ 4,748	$ 4,978